UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

MARCH 31, 2014

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.7%
Johnson Controls Inc.	122,884	$5,814,871

Automobiles - 0.5%
Harley-Davidson Inc.	56,331	3,752,208

Hotels, Restaurants & Leisure - 1.0%
Starwood Hotels & Resorts Worldwide Inc.	48,818	3,885,913
Yum! Brands Inc.	54,896	4,138,609

Total Hotels, Restaurants & Leisure		8,024,522

Internet & Catalog Retail - 0.6%
Amazon.com Inc.	13,776	4,635,900	*

Media - 6.8%
Comcast Corp., Class A Shares	457,846	22,901,457
Twenty-First Century Fox Inc.	199,362	6,373,603
Walt Disney Co.	296,347	23,728,504

Total Media		53,003,564

Specialty Retail - 3.5%
Home Depot Inc.	198,578	15,713,477
Lowe’s Cos. Inc.	67,188	3,285,493
TJX Cos. Inc.	128,350	7,784,428

Total Specialty Retail		26,783,398

TOTAL CONSUMER DISCRETIONARY		102,014,463

CONSUMER STAPLES - 8.4%
Beverages - 1.6%
Coca-Cola Co.	173,902	6,723,051
PepsiCo Inc.	66,077	5,517,430

Total Beverages		12,240,481

Food & Staples Retailing - 3.4%
CVS Caremark Corp.	168,900	12,643,854
Wal-Mart Stores Inc.	180,870	13,823,894

Total Food & Staples Retailing		26,467,748

Food Products - 1.3%
General Mills Inc.	60,373	3,128,529
Kraft Foods Group Inc.	56,391	3,163,535
Mondelez International Inc., Class A Shares	112,393	3,883,178

Total Food Products		10,175,242

Household Products - 2.1%
Kimberly-Clark Corp.	61,690	6,801,323
Procter & Gamble Co.	115,185	9,283,911

Total Household Products		16,085,234

TOTAL CONSUMER STAPLES		64,968,705

ENERGY - 9.3%
Energy Equipment & Services - 2.2%
Cameron International Corp.	99,210	6,128,202	*
Schlumberger Ltd.	57,994	5,654,415
Weatherford International Ltd.	301,290	5,230,394	*

Total Energy Equipment & Services		17,013,011

Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	84,100	7,128,316
Chevron Corp.	110,225	13,106,855
ConocoPhillips	50,001	3,517,570
Exxon Mobil Corp.	222,325	21,716,706
Hess Corp.	54,676	4,531,547
Occidental Petroleum Corp.	56,681	5,401,133

Total Oil, Gas & Consumable Fuels		55,402,127

TOTAL ENERGY		72,415,138

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
FINANCIALS - 15.0%
Capital Markets - 0.7%
Blackstone Group LP	156,674	$5,209,411

Commercial Banks - 6.4%
BB&T Corp.	74,466	2,991,299
Citigroup Inc.	203,959	9,708,448
JPMorgan Chase & Co.	248,463	15,084,189
SunTrust Banks Inc.	85,788	3,413,505
U.S. Bancorp	128,280	5,498,081
Wells Fargo & Co.	257,615	12,813,770

Total Commercial Banks		49,509,292

Consumer Finance - 0.3%
American Express Co.	27,208	2,449,536

Diversified Financial Services - 2.0%
Berkshire Hathaway Inc., Class A Shares	85	15,924,754	*

Insurance - 4.1%
Brown & Brown Inc.	26,148	804,312
MetLife Inc.	197,986	10,453,661
Travelers Cos. Inc.	240,961	20,505,781

Total Insurance		31,763,754

Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	82,915	6,788,251

Real Estate Management & Development - 0.6%
Forest City Enterprises Inc., Class A Shares	243,959	4,659,617	*

TOTAL FINANCIALS		116,304,615

HEALTH CARE - 14.7%
Biotechnology - 1.6%
Amgen Inc.	60,021	7,402,990
BioMarin Pharmaceutical Inc.	32,822	2,238,789	*
Celgene Corp.	19,438	2,713,545	*

Total Biotechnology		12,355,324

Health Care Equipment & Supplies - 0.7%
Covidien PLC	79,146	5,829,894

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	38,393	2,518,197
Cardinal Health Inc.	45,959	3,216,211
Express Scripts Holding Co.	87,351	6,559,186	*
UnitedHealth Group Inc.	79,293	6,501,233

Total Health Care Providers & Services		18,794,827

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc.	49,027	5,895,007

Pharmaceuticals - 9.2%
AbbVie Inc.	59,579	3,062,361
AstraZeneca PLC, ADR	30,476	1,977,283
Bristol-Myers Squibb Co.	138,050	7,171,697
GlaxoSmithKline PLC, ADR	74,456	3,978,184
Johnson & Johnson	178,930	17,576,294
Merck & Co. Inc.	262,499	14,902,068
Pfizer Inc.	501,020	16,092,762
Roche Holding AG, ADR	166,890	6,295,091

Total Pharmaceuticals		71,055,740

TOTAL HEALTH CARE		113,930,792

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.6%
Boeing Co.	13,882	$1,742,052
Honeywell International Inc.	117,639	10,912,194
Raytheon Co.	76,560	7,563,362

Total Aerospace & Defense		20,217,608

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	130,134	12,672,449

Commercial Services & Supplies - 1.0%
Tyco International Ltd.	128,679	5,455,990
Waste Management Inc.	53,108	2,234,253

Total Commercial Services & Supplies		7,690,243

Electrical Equipment - 0.6%
Eaton Corp. PLC	59,967	4,504,721

Industrial Conglomerates - 4.0%
3M Co.	58,937	7,995,394
General Electric Co.	586,136	15,175,061
United Technologies Corp.	69,180	8,082,991

Total Industrial Conglomerates		31,253,446

Machinery - 0.9%
Caterpillar Inc.	16,240	1,613,769
Pentair Ltd., Registered Shares	70,027	5,555,942

Total Machinery		7,169,711

TOTAL INDUSTRIALS		83,508,178

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.9%
Cisco Systems Inc.	249,872	5,599,632
Juniper Networks Inc.	122,153	3,146,661	*
QUALCOMM Inc.	71,169	5,612,387

Total Communications Equipment		14,358,680

Computers & Peripherals - 3.6%
Apple Inc.	36,660	19,676,888
EMC Corp.	213,480	5,851,487
NetApp Inc.	72,023	2,657,649

Total Computers & Peripherals		28,186,024

Internet Software & Services - 3.9%
eBay Inc.	160,823	8,883,862	*
Facebook Inc., Class A Shares	53,599	3,228,804	*
Google Inc., Class A Shares	16,623	18,526,500	*

Total Internet Software & Services		30,639,166

IT Services - 3.7%
Automatic Data Processing Inc.	115,190	8,899,579
International Business Machines Corp.	32,359	6,228,784
Visa Inc., Class A Shares	62,090	13,402,748

Total IT Services		28,531,111

Semiconductors & Semiconductor Equipment - 0.4%
Texas Instruments Inc.	62,166	2,931,127

Software - 4.8%
Adobe Systems Inc.	63,276	4,159,764	*
Citrix Systems Inc.	44,981	2,583,259	*
Microsoft Corp.	442,459	18,136,394

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY			SHARES	VALUE
Software - 4.8% (continued)
Oracle Corp.			167,383	$6,847,638
Red Hat Inc.			46,820	2,480,524	*
VMware Inc., Class A Shares			28,050	3,029,961	*

Total Software				37,237,540

TOTAL INFORMATION TECHNOLOGY				141,883,648

MATERIALS - 4.3%
Chemicals - 4.3%
E.I. du Pont de Nemours & Co.			42,700	2,865,170
Ecolab Inc.			78,158	8,440,283
Monsanto Co.			27,760	3,158,255
PPG Industries Inc.			99,511	19,251,398

TOTAL MATERIALS				33,715,106

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T Inc.			348,235	12,212,601
Verizon Communications Inc.			148,728	7,074,991

TOTAL TELECOMMUNICATION SERVICES				19,287,592

UTILITIES - 0.3%
Electric Utilities - 0.3%
Northeast Utilities			51,135	2,326,642

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $389,391,633)				750,354,879

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreements - 3.2%
Interest in $1,750,000,000 joint tri-party repurchase agreement dated 3/31/14 with RBS Securities Inc.; Proceeds at maturity-$24,830,034; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 5/31/14 to 8/15/43; Market value-$25,326,636) (Cost-$24,830,000)	0.050%	4/1/14	$24,830,000	24,830,000

TOTAL INVESTMENTS - 99.9% (Cost - $414,221,633#)				775,184,879
Other Assets in Excess of Liabilities - 0.1%				872,389

TOTAL NET ASSETS - 100.0%				$776,057,268

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$750,354,879	—	—	$750,354,879
Short-term investments†	—	$24,830,000	—	24,830,000

Total investments	$750,354,879	$24,830,000	—	$775,184,879

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$361,044,227
Gross unrealized depreciation	(80,981)

Net unrealized appreciation	$360,963,246

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2014, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014